CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents (Note 4)	$ 146,464,660	$ 147,646,353
Marketable equity securities (Note 5)	273,512	287,638
Income tax receivable	6,450,384	6,450,384
Deposits, advances and other	455,389	1,608,698
Total current assets	153,643,945	155,993,073
Property, plant and equipment, net (Note 6)	12,649,229	12,660,273
Right of use asset (Note 2)	313,902	0
Total assets	166,607,076	168,653,346
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,080,643	712,520
Lease liability (Note 2)	80,289	0
Total current liabilities	1,160,932	712,520
Lease liability (Note 2)	234,633	0
Total liabilities	1,395,565	712,520
SHAREHOLDERS' EQUITY
Common shares	378,009,884	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,721,850
Accumulated deficit	(254,176,638)	(251,416,280)
Total shareholders' equity	165,211,511	167,940,826
Total liabilities and shareholders' equity	$ 166,607,076	$ 168,653,346